Expenses from Continuing Operations - Schedule of Consultants and Professional Services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consultants and professional services
Taxation advisors	$ (36,037)	$ (2,811)	$ (21,242)
Company secretarial advisors			(4,075)
Strategy advisors	(292,553)	(17,551)
Legal fees	(11,249,177)	(1,271,314)	(282,020)
Accounting fees	(336,934)	(59,059)
Government affairs	(168,033)
General	(255,467)	(32,910)	(3,400)
Total consultants and professional services	$ (12,338,201)	$ (1,383,645)	$ (310,737)